FINANCE INCOME (EXPENSES) - Summary of Foreign Exchange Hedging Transactions and the Related Balancing Items in the Income Statement (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance Income Cost [line items]
Gains on monetary and exchange rate variations		R$ 1,785,259	R$ 1,752,503	R$ 854,025
Losses from monetary and exchange rate variations		(2,075,306)	(2,671,372)	(937,925)
Gains on swap and forward transactions		1,814,450	2,532,487	961,185
Revenue from swap exchange coupons	[1]	713,401	409,788	182,897
Gains from exchange variations on swap instruments	[1]	1,101,049	2,122,699	778,288
Losses on swap and forward transactions		(1,533,611)	(1,579,695)	(964,116)
Losses from exchange rate variation on swap instruments	[1]	(843,085)	(1,182,391)	(690,409)
Financial costs of swap instruments	[1]	(690,526)	(379,440)	(273,707)
Losses with exchange rate variations of forward instruments			(17,864)
Reclassification Of Finance Expenses Group		490,450	395,540
Reclassification Of Finance Income Group		202,005	39,292
Variation on borrowings, financing and debentures [member]
Finance Income Cost [line items]
Gains on monetary and exchange rate variations		869,115	714,681	677,462
Losses from monetary and exchange rate variations	[2]	(1,121,305)	(1,665,050)	(768,939)
Variation on imports [member]
Finance Income Cost [line items]
Gains on monetary and exchange rate variations		38,800	35,218	11,221
Losses from monetary and exchange rate variations		(52,082)	(58,623)	(33,718)
Variation on export receivables [member]
Finance Income Cost [line items]
Gains on monetary and exchange rate variations		105,654	69,365	26,144
Losses from monetary and exchange rate variations		(123,607)	(55,829)	(23,393)
Variation on trade payable from foreign subsidiaries [member]
Finance Income Cost [line items]
Gains on monetary and exchange rate variations		364,101	450,468	132,397
Losses from monetary and exchange rate variations		(311,923)	(365,214)	(86,764)
Variation on financing [member]
Finance Income Cost [line items]
Losses from monetary and exchange rate variations		(466,389)	(525,173)	(297)
Variations of bank accounts in foreign currency [member]
Finance Income Cost [line items]
Gains on monetary and exchange rate variations		407,589	482,771	6,801
Losses from monetary and exchange rate variations			R$ (1,483)	R$ (24,814)

[1]	The original amounts presented in these lines as of December 31, 2021 were reclassified to give a better disclosure in the respective gains (R$202,005) and losses (R$490,450) on swap and forward transactions groups. This reclassification does not impact the subtotal amounts of the respective groups or any line presented in the finance income (expenses) tables originally presented and included in the previous table.
[2]	See comment on finance expense reclassification in the previous table.